Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALAMOS INVESTMENT TRUST/IL
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Document Creation Date	dei_DocumentCreationDate	Mar. 05, 2015